Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2022
Summary of Detailed Trade and Other Receivables Explanatory

	June 30, 2022	December 31, 2021
	$	$
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2021 – ($55)	490	877
Value-added tax	182	372
Grant receivable	179	—
Other	56	65
	907	1,314